Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Expected income tax expense	$ 14,534	$ 12,818	$ 11,201
Tax on undistributed retained earnings	6,814	4,700	3,341
Tax-exempted income	(2,843)	(2,392)	(2,921)
Tax benefit resulting from setting aside legal reserve from prior year's income	(651)	(558)	(571)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(489)	0	(6,157)
Increase in investment tax credits	(4,525)	0	(1,210)
Expired investment tax credits	0	0	5,302
Increase in deferred tax asset valuation allowance	4,038	3,146	8,219
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	305	(215)	658
Tax effect resulting from foreign currency matters	5,593	2,278	(3,607)
Foreign tax rate differential	(2,143)	612	1,415
Variance from audits, amendments and examinations of prior years' income tax filings	37	(1,376)	40
Others	921	463	38
Actual income tax expense	$ 21,591	$ 19,476	$ 15,748